BORROWINGS - RECONCILIATION OF EBITDA (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [abstract]
(Loss)/profit before royalties and tax	R (6,981.2)	R 4,811.4	R 1,316.0
Adjusted for:
Amortisation and depreciation	5,699.7	4,041.9	3,636.6
Interest income	(415.5)	(331.4)	(257.0)
Finance expense	2,971.8	903.1	561.8
Share-based payments	231.9	496.2	274.4
Loss on financial instruments	(1,114.4)	(1,032.8)	(229.5)
Gain/(loss) on foreign exchange differences	(292.4)	(219.6)	359.4
Share of results of equity-accounted investees after tax	(291.6)	(13.3)	(116.0)
Change in estimates charged to profit or loss	248.9	97.5
Gain on disposal of property, plant and equipment	40.7	95.4	58.7
Impairments	4,411.0	1,381.1
Occupational healthcare expense	1,106.9
Restructuring costs	729.8	187.7	104.8
Transaction costs	552.1	157.0	25.7
Gain on acquisition		(2,178.6)
Net loss on derecognition of guarantee asset and liability			158.3
Adjusted EBITDA	R 9,045.1	R 10,270.4	R 6,234.8